                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Canvas Capital Management, L.P.
Address:   101 California Street, Suite 4225
           San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2007
------------------------------------   ---------------------   -----------------
[Signature]                            [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           32*
Form 13F Information Table Value Total:     $205,838
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

1     28-5608                S.A.C. Capital Management, LLC
2     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

           COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
        NAME OF                 TITLE OF               VALUE   SHRS OR  SH/  PUT/ INVESTMENT       OTHER     VOTING AUTHORITY
        ISSUER                   CLASS       CUSIP   [x$1000]  PRN AMT  PRN  CALL DISCRETION     MANAGERS SOLE   SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------------
ADTRAN INC                   Common        00738A106    8,059   355,000 SHRS      Shared-Defined   1, 2            355,000
APPLE COMPUTER INC           Common        037833100    6,363    75,000 SHRS      Shared-Defined   1, 2             75,000
APPLIED MICRO CIRCUITS CORP  Common        03822W109   14,596 4,100,000 SHRS      Shared-Defined   1, 2          4,100,000
AVANEX CORP                  Common        05348W109    2,835 1,500,000 SHRS      Shared-Defined   1, 2          1,500,000
BOOKHAM INC                  Common        09856E105    2,849   700,000 SHRS      Shared-Defined   1, 2            700,000
BUSINESS OBJECTS S A         Common        12328X107    9,863   250,000 SHRS      Shared-Defined   1, 2            250,000
BUSINESS OBJECTS S A         Option        12328X907    3,945   100,000      CALL Shared-Defined   1, 2            100,000
CANADIAN NAT RES LTD         Common        136385101    3,735    70,000 SHRS      Shared-Defined   1, 2             70,000
COGNOS INC                   Common        19244C109   14,861   350,000 SHRS      Shared-Defined   1, 2            350,000
CREDENCE SYS CORP            Common        225302108    8,320 1,600,000 SHRS      Shared-Defined   1, 2          1,600,000
DIAMOND OFFSHORE DRILLING IN Common        25271C102    7,994   100,000 SHRS      Shared-Defined   1, 2            100,000
DIGITAL RIV INC              Common        25388B104    5,579   100,000 SHRS      Shared-Defined   1, 2            100,000
ELECTRONIC ARTS INC          Common        285512109    2,518    50,000 SHRS      Shared-Defined   1, 2             50,000
FAIRCHILD SEMICONDUCTOR INTL Common        303726103    5,043   300,000 SHRS      Shared-Defined   1, 2            300,000
F5 NETWORKS INC              Common        315616102    1,855    25,000 SHRS      Shared-Defined   1, 2             25,000
GOOGLE INC                   Common        38259P508   11,512    25,000 SHRS      Shared-Defined   1, 2             25,000
HARMONIC INC                 Common        413160102    6,543   900,000 SHRS      Shared-Defined   1, 2            900,000
INFORMATICA CORP             Common        45666Q102    2,442   200,000 SHRS      Shared-Defined   1, 2            200,000
JDS UNIPHASE CORP            Common        46612J507    8,996   540,000 SHRS      Shared-Defined   1, 2            540,000
MAGMA DESIGN AUTOMATION      Common        559181102    1,161   130,000 SHRS      Shared-Defined   1, 2            130,000
MCDERMOTT INTL INC           Common        580037109    7,629   150,000 SHRS      Shared-Defined   1, 2            150,000
MIPS TECHNOLOGIES INC        Common        604567107    4,150   500,000 SHRS      Shared-Defined   1, 2            500,000
ON SEMICONDUCTOR CORP        Common        682189105    2,271   300,000 SHRS      Shared-Defined   1, 2            300,000
POWERWAVE TECHNOLOGIES INC   Common        739363109   10,965 1,700,000 SHRS      Shared-Defined   1, 2          1,700,000
PRIDE INTL INC DEL           Common        74153Q102    1,501    50,000 SHRS      Shared-Defined   1, 2             50,000
QUEST SOFTWARE INC           Common        74834T103    2,930   200,000 SHRS      Shared-Defined   1, 2            200,000
REDBACK NETWORKS INC         Common        757209507   13,823   554,235 SHRS      Shared-Defined   1, 2            554,235
SPDR TR                      Option        78462F953   14,162   100,000      PUT  Shared-Defined   1, 2            100,000
TELLABS INC                  Common        879664100    4,104   400,000 SHRS      Shared-Defined   1, 2            400,000
VOLTERRA SEMICONDUCTOR CORP  Common        928708106    2,700   180,000 SHRS      Shared-Defined   1, 2            180,000
GLOBALSANTAFE CORP           Common        G3930E101    2,939    50,000 SHRS      Shared-Defined   1, 2             50,000
MARVELL TECHNOLOGY GROUP LTD Common        G5876H105    9,595   500,000 SHRS      Shared-Defined   1, 2            500,000